U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
on behalf of its:
Seligman TargETFund 2045
Seligman TargETFund 2035
Seligman TargETFund 2025
Seligman TargETFund 2015
Seligman TargETFund Core
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(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864 or Toll Free at
                                                    800-221-2450
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Date of fiscal year end:  9/30
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Date of reporting period:  7/1/2007 - 6/30/2008
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

==============SELIGMAN TARGETHORIZON ETF PORTFOLIOS SERIES, INC.================ The Registrant, on behalf of each of its series, did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seligman TargetHorizon ETF Portfolios, Inc.
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   (Registrant)

Signature                             Title
-----------------------------         ----------------------------------------

/s/ Brian T. Zino                     President, Director and Chief
-----------------------------         Executive Officer
Brian T. Zino                         (Principal Executive Officer)

Date: August 20, 2008